Income taxes - Summary of unrecognized deferred tax assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Unrecognized Deferred Tax Assets
Tax losses	$ 192,880	$ 181,667
Other deductible temporary differences	85,142	39,394
Total unrecognized deferred tax assets	$ 278,022	$ 221,061